Financial Assets At Fair Value Through Profit Or Loss And Stock Loan - Summary of financial assets at fair value through profit or loss and stock loan (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss and stock loan [Line Items]
Financial assets at fair value through profit or loss	$ 1,572,697,716	$ 1,953,078,309
Stock loan	1,200,980,200	1,535,679,600
Financial assets	2,773,677,916	3,488,757,909
Listed equity shares, at quoted price [Abstract]
Listed equity shares, at quoted price	2,450,980,000	3,207,516,000
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	322,697,916	202,925,909
Financial assets	2,773,677,916	3,488,757,909
Investment A [member]
Listed equity shares, at quoted price [Abstract]
Listed equity shares, at quoted price	2,450,980,000	3,134,040,000
Investment B [member]
Listed equity shares, at quoted price [Abstract]
Listed equity shares, at quoted price		73,476,000
Investment C [member]
Listed equity shares, at quoted price [Abstract]
Listed equity shares, at quoted price		78,316,000
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	77,023,394
Investment D [member]
Fair value of investments in unlisted debt securities [Abstract]
Unlisted debt securities		47,417,581
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	47,149,360
Investment E [member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	$ 198,525,162	$ 155,508,328